PROMISSORY NOTE FROM A THIRD PARTY (Details Narrative) - Promissory Note [Member] - Merger Agreement [Member] - Cayson Acquisition Corp [Member] - USD ($)	Sep. 30, 2025	Sep. 09, 2025
Short-Term Debt [Line Items]
Principal amount		$ 300,000
Due from third party	$ 300,000